UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2013

Item 1. Report to Stockholders.

ANNUAL REPORT
December 31, 2013

Contravisory Strategic Equity Fund

Investor Class – Ticker: CSEFX
Institutional Class – Ticker: CSSFX

Table of Contents

Shareholder Letter	1

Sector Allocation	3

Historical Performance	4

Schedule of Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	22

Expense Example	23

Approval of Investment Advisory Agreement	25

Trustees and Executive Officers	28

Additional Information	31

Privacy Notice	33

Contravisory Strategic Equity Fund

January 30, 2014

The year 2013 was a memorable one for equity investors as the S&P 500 Index gained 32.4%.  Conversely, bond investors experienced losses for the first time in years with the Barclay’s Aggregate Bond Index dropping 2.0%. Gold bugs experienced the most pain as the price of gold declined a whopping 28.3%.

Based on investor mood and the media hype twelve months ago, returns of 30% were totally unexpected.  At the time, we were working through the fiscal cliff debacle and subsequent sequestration battle.  After those issues were behind us, investors became preoccupied by Fed tapering or not tapering.  Unexpectedly to most, throughout 2013, U.S. equity markets climbed higher and faster than virtually all others.  There is still a major sense of disbelief related to the current bull market which started in 2009.  If this environment of disbelief and skepticism persists, as contrarians, we feel that this bull market could continue.

We believe we are in the midst of a secular bull market – one that could last for years.  While the market may be due for a normal short-term correction, it is not “bubbly”.  A common mistake that investors (and financial pundits) make is to declare that something must go down a lot because it has gone up a lot.  In fact, stocks at the end of 2013 are not nearly as irrationally exuberant as they had been in 2000 (the start of a bear market).  As of January 30, 2013 the S&P 500 is trading at the historical average of 15 times earnings estimates for 2014.  In 2000, it was a frothy 30 times earnings estimates!

Overall our signals remain highly bullish.  Longer term positive trends appear to persist in those sectors which we favor most including Consumer Discretionary, Industrials, and Financials.  In our search for emergent leadership, we see improvement in Information Technology that has warranted an increase in portfolio exposure.  Conversely, we continue to avoid or underweight those areas that are most interest rate sensitive such as Home-related, Consumer Staples, REITs, and Utilities.

Contravisory Strategic Equity Fund

While we see reasons for optimism in 2014, it’s important that investors remain realistic in their return expectations.  As always, there will be crosswinds but we believe investors are well served by adhering to a good long-term investment strategy.

Sincerely,

Philip A. Noonan
Chief Operating Officer

The information provided herein represents the opinion of Contravisory Investment Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large companies.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may invest in ETFs, which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

The Barclays Capital Intermediate U.S. Aggregate Bond Index represents domestic taxable investment-grade bonds with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities and durations in the intermediate range. This index represents a sector of Barclays Capital U.S. Aggregate Index.

The Dow Jones Industrial Average™ Index is a price-weighted measure of 30 U.S. blue-chip companies. This index includes all industries with the exception of transportation and utilities.

The MSCI EAFE Index is a measure of international equity performance. The index represents the following developed markets; Europe, Australasia and the Far East.

Must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Contravisory Strategic Equity Fund is distributed by Quasar Distributors, LLC.

Contravisory Strategic Equity Fund

SECTOR ALLOCATION at December 31, 2013 (Unaudited)

Sector Allocation	% Net Assets

Manufacturing	39.0%
Finance and Insurance	18.3%
Information	13.5%
Professional, Scientific, and Technical Services	10.7%
Retail Trade	7.9%
Mining, Quarrying, and Oil and Gas Extraction	4.9%
Administrative Support, Waste Management	2.7%
Transportation and Warehousing	2.4%
Cash*	0.6%
Net Assets	100.0%

*	Cash and other assets less liabilities.

Contravisory Strategic Equity Fund

HISTORICAL PERFORMANCE (Unaudited)

Value of $10,000 vs. S&P 500 Index

Annual Total Returns
Periods Ended December 31, 2013

		Annualized	Value of
		Since inception	$10,000
	One Year	(June 30, 2011)	(12/31/13)
Investor Class	29.31%	10.22%	$12,760
Institutional Class	29.76%	10.44%	$12,824
S&P 500 Index	32.39%	16.92%	$14,791

This chart illustrates the performance of a hypothetical $10,000 investment made on June 30, 2011 (the Fund’s inception) and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The chart assumes reinvestment of capital gains and dividends, but does not reflect redemption fees of 2.00% on shares held less than 60 days.

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (855) 558-8818.

The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2013

Shares	COMMON STOCKS: 99.4%	Fair Value

	Administrative and Support Services: 2.7%
4,250	Moody’s Corp.	$333,497

	Broadcasting (except Internet): 2.7%
5,280	CBS Corp. – Class B	336,547

	Chemical Manufacturing: 11.6%
2,660	Amgen, Inc.	303,666
3,355	Ashland, Inc.	325,569
4,495	Colgate-Palmolive Co.	293,119
6,780	Gilead Sciences, Inc.*	509,517
		1,431,871

	Computer and Electronic Product Manufacturing: 7.8%
13,300	International Rectifier Corp.*	346,731
3,385	Raytheon Co.	307,020
4,480	SanDisk Corp.*	316,019
		969,770

	Credit Intermediation and Related Activities: 8.1%
21,955	Bank of America Corp.	341,840
6,235	Citigroup, Inc.	324,906
405	MasterCard, Inc. – Class A	338,361
		1,005,107

	Food Manufacturing: 2.1%
2,545	The J.M. Smucker Co.	263,713

	Health and Personal Care Stores: 2.9%
5,000	CVS Caremark Corp.	357,850

	Insurance Carriers and Related Activities: 9.6%
5,750	American International Group, Inc.*	293,537
5,780	Cincinnati Financial Corp.	302,699
6,242	HCC Insurance Holdings, Inc.	288,006
4,565	Verisk Analytics, Inc. – Class A*	300,012
		1,184,254

	Machinery Manufacturing: 7.1%
2,433	Dril-Quip, Inc.*	267,460
6,110	FMC Technologies, Inc.*	319,003
4,635	Ingersoll-Rand PLC	285,516
		871,979

	Miscellaneous Store Retailers: 2.5%
19,760	Staples, Inc.	313,986

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Continued)

Shares	COMMON STOCKS: 99.4% (Continued)	Fair Value

	Motor Vehicle and Parts Dealers: 2.5%
6,590	CarMax, Inc.*	$309,862

	Oil and Gas Extraction: 2.5%
6,455	Oasis Petroleum, Inc.*	303,191

	Other Financial Investment Activities: 0.6%
1,545	Allegion PLC*	68,274

	Personal and Laundry Services: 2.6%
5,382	Cintas Corp.	320,713

	Professional, Scientific and Technical Services: 5.4%
5,300	Check Point Software Technologies, Ltd.*	341,956
15,525	Convergys Corp.	326,801
		668,757

	Publishing Industries (except Internet): 8.1%
8,070	Informatica Corp.*	334,905
3,845	Open Text Corp.*	353,586
12,120	Progress Software Corp.*	313,060
		1,001,551

	Rail Transportation: 2.4%
2,409	Kansas City Southern	298,306

	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities: 2.8%
1,920	Goldman Sachs Group, Inc.	340,339

	Support Activities for Mining: 2.4%
5,950	Halliburton Co.	301,962

	Telecommunications: 2.7%
3,885	Scripps Networks Interactive, Inc. – Class A	335,703

	Transportation Equipment Manufacturing: 10.3%
3,460	Autoliv, Inc.	317,628
17,555	Ford Motor Co.*	270,874
10,545	Gentex Corp.	347,880
2,938	United Technologies Corp.	334,344
		1,270,726
	TOTAL COMMON STOCKS
	(Cost $9,357,874)	12,287,958

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Continued)

Shares	SHORT-TERM INVESTMENTS: 0.5%	Fair Value

	MONEY MARKET FUNDS: 0.5%
58,223	Fidelity Institutional Money Market Portfolio, 0.036%1	$58,223

	TOTAL MONEY MARKET FUNDS
	(Cost $58,223)	58,223

	TOTAL INVESTMENTS IN SECURITIES: 99.9%
	(Cost $9,416,097)	12,346,181
	Other Assets in Excess of Liabilities: 0.1%	8,944
	TOTAL NET ASSETS: 100.0%	$12,355,125

PLC	Public Limited Company
*	Non-income producing security.
1	Annualized seven-day yield as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2013

ASSETS
Investments in securities, at value (Cost $9,416,097)	$12,346,181
Receivables:
Fund shares sold	1,026
Dividends and interest	10,152
Due from Adviser	47,389
Prepaid expenses	9,396
Total assets	12,414,144

LIABILITIES
Payables:
Administration & accounting fees	16,598
Audit fees	22,100
Chief Compliance Officer fees	1,500
Custody fees	893
Distribution fees – Investor Class	3,194
Legal fees	1,730
Reports to shareholders	3,456
Transfer agent fees	7,520
Trustee fees	1,189
Other accrued expenses	839
Total liabilities	59,019
NET ASSETS	$12,355,125

COMPONENTS OF NET ASSETS
Paid-in capital	$9,464,630
Undistributed net investment income	102
Accumulated net realized loss on investments and foreign currency	(39,691)
Net unrealized appreciation on investments and foreign currency	2,930,084
Net assets	$12,355,125
Net asset value (unlimited shares authorized):
Investor Class:
Net assets	$3,727,614
Shares of beneficial interest issued and outstanding	302,522
Net asset value, offering and redemption price per share	$12.32
Institutional Class:
Net assets	$8,627,511
Shares of beneficial interest issued and outstanding	699,893
Net asset value, offering and redemption price per share	$12.33

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF OPERATIONS For the year ended December 31, 2013

INVESTMENT INCOME
Dividends (net of $1,802 in foreign withholding taxes)	$126,147
Interest	156
Total investment income	126,303

EXPENSES
Administration & accounting fees	98,171
Investment advisory fees	82,758
Transfer agent fees	43,645
Registration fees	25,552
Audit fees	23,598
Miscellaneous expenses	13,693
Chief Compliance Officer fees	10,129
Legal fees	6,798
Distribution fees – Investor Class	6,470
Custody fees	5,261
Trustee fees	3,806
Reports to shareholders	3,201
Insurance expense	1,537
Total expenses	324,619
Fees waived and expenses reimbursed	(218,869)
Net expenses	105,750
Net investment income	20,553

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments and foreign currency	422,024
Change in net unrealized appreciation
on investments and foreign currency	2,005,211
Net realized and unrealized gain on investments	2,427,235
Net increase in net assets resulting from operations	$2,447,788

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$20,553	$79,864
Net realized gain (loss) on investments
and foreign currency	422,024	(93,049)
Change in net unrealized appreciation
on investments and foreign currency	2,005,211	787,968
Net increase in net assets
resulting from operations	2,447,788	774,783

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(2,088)	(19,475)
Institutional Class	(19,117)	(59,594)
From net realized gain
Investor Class	(89,680)	—
Institutional Class	(207,064)	—
Total distributions to shareholders	(317,949)	(79,069)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares –
Investor Class (a)(b)	1,097,723	947,945
Net increase in net assets derived from
net change in outstanding shares –
Institutional Class (a)(c)	1,592,505	1,100,703
Total increase in net assets
from capital share transactions	2,690,228	2,048,648
Total increase in net assets	4,820,067	2,744,362

NET ASSETS
Beginning of year	7,535,058	4,790,696
End of year	$12,355,125	$7,535,058
Undistributed net investment income	$102	$730

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
Investor Class	Shares	Value	Shares	Value
Shares sold	124,935	$1,480,123	133,308	$1,232,308
Shares issued
in reinvestment
of distributions	7,239	88,394	1,930	18,895
Shares redeemed (b)	(42,036)	(470,794)	(32,977)	(303,258)
Net increase	90,138	$1,097,723	102,261	$947,945

(b)	Net of redemption fees of $24 and $2,114, respectively.

	Year Ended		Year Ended
	December 31, 2013		December 31, 2012
Institutional Class	Shares	Value	Shares	Value
Shares sold	154,252	$1,733,709	135,158	$1,269,072
Shares issued
in reinvestment
of distributions	18,451	225,287	6,093	59,595
Shares redeemed (c)	(32,173)	(366,491)	(23,769)	(227,964)
Net increase	140,530	$1,592,505	117,482	$1,100,703

(c)	Net of redemption fees of $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

			Period Ended
	Year Ended December 31,		December 31,
Investor Class	2013	2012	2011±
Net asset value at
beginning of year/period	$9.77	$8.68	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income^	0.00 ~	0.10	0.00	~
Net realized and unrealized
gain (loss) on investments	2.86	1.07	(1.32)
Total from investment operations	2.86	1.17	(1.32)

LESS DISTRIBUTIONS
From net investment income	(0.01)	(0.09)	0.00	~
From net realized gain	(0.30)	—	—
Total distributions	(0.31)	(0.09)	0.00	~
Paid-in capital from redemption fees	0.00 ~	0.01	0.00	~
Net asset value, end of year/period	$12.32	$9.77	$8.68
Total Return	29.31%	13.62%	(13.15	)%1

RATIOS/SUPPLEMENTAL DATA
Net assets at end of year/period (millions)	$3.7	$2.1	$1.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	3.54%	5.44%	12.74	%2
After fees waived and expenses absorbed	1.28%*	1.50%	1.50	%2

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(2.23)%	(2.86)%	(11.24	)%2
After fees waived and expenses absorbed	0.03%	1.09%	0.00	%2
Portfolio turnover rate	64%	68%	56	%1

±	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.
^	Calculated using the average shares outstanding method.
~	Amount is less than $0.005 per share.
1	Not Annualized.
2	Annualized.
*	Effective April 30, 2013, Contravisory Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce the Fund’s fees from 1.5% to 1.25% for Investor Class.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

			Period Ended
	Year Ended December 31,		December 31,
Institutional Class	2013	2012	2011±
Net asset value at
beginning of year/period	$9.76	$8.68	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income^	0.03	0.13	0.01
Net realized and unrealized
gain (loss) on investments	2.87	1.06	(1.32)
Total from investment operations	2.90	1.19	(1.31)

LESS DISTRIBUTIONS
From net investment income	(0.03)	(0.11)	(0.01)
From net realized gain	(0.30)	—	—
Total distributions	(0.33)	(0.11)	(0.01)
Paid-in capital from redemption fees	—	—	0.00	~
Net asset value, end of year/period	$12.33	$9.76	$8.68
Total Return	29.76%	13.70%	(13.09	)%1

RATIOS/SUPPLEMENTAL DATA
Net assets at end of year/period (millions)	$8.6	$5.5	$3.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	3.29%	5.19%	12.49	%2
After fees waived and expenses absorbed	1.03%*	1.25%	1.25	%2

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(1.98)%	(2.61)%	(10.99	)%2
After fees waived and expenses absorbed	0.28%	1.34%	0.25	%2
Portfolio turnover rate	64%	68%	56	%1

±	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.
^	Calculated using the average shares outstanding method.
1	Not Annualized.
2	Annualized.
~	Amount is less than $0.005 per share.
*	Effective April 30, 2013, Contravisory Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce the Fund’s fees from 1.25% to 1.00% for Institutional Class.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013

NOTE 1 – ORGANIZATION

The Contravisory Strategic Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 30, 2011.

The Fund offers Institutional and Investor Class shares.  Each class of shares has equal rights as to earnings and assets except that Investor Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

the Fund’s Board of Trustees.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

The Fund records transfers between levels at the end of each reporting period. The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the year. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$12,287,958	$—	$—	$12,287,958
Short-Term Investments	58,223	—	—	58,223
Total Investments
in Securities	$12,346,181	$—	$—	$12,346,181

^  See Schedule of Investments for industry breakouts.

B.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Fund includes foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency.  The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes.  Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2013, the Fund deferred, on a tax-basis, post-October losses of $39,691.  At December 31, 2013, the Fund did not have any short-term or long-term capital loss carry-forwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for the open tax year 2011-2012 or expected to be taken on the Fund’s tax return for the fiscal year ended 2013.  The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 60 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended December 31, 2013, the following adjustments were made:

	Undistributed Net
	Investment	Accumulated	Paid-in
	Income/(Loss)	Gains/(Losses)	Capital
Contravisory Strategic
Equity Fund	$24	$(24)	$—

J.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There were no events or transactions that occurred after the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Contravisory Investment Management, Inc. (the “Advisor”) provides the Contravisory Strategic Equity Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% of the Fund’s average daily net assets.  Effective April 30, 2013, the Advisor reduced its fee from 1.00% of average daily net assets to 0.80%.  For the period ended December 31, 2013, the Fund incurred $82,758 in advisory fees.

Effective April 30, 2013, the Advisor has contractually agreed to limit expenses for the Fund by reducing all or a portion of its fees and reimbursing Fund expenses so that its ratio of expenses to average net assets will not exceed 1.00% for the Institutional Class and 1.25% for the Investor Class.  Previously, the expense caps were 1.25% and 1.50%, respectively.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  For the year ended December 31, 2013, the Advisor waived $218,869 in fees for the Fund.  At December 31, 2013, the cumulative unreimbursed amount waived by the Advisor on behalf of the Fund was $616,917.  The Advisor may recoup portions of this amount no later than the dates below:

December 31, 2014	$145,935
December 31, 2015	$252,113
December 31, 2016	$218,869

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the year ended December 31, 2013, the Fund incurred administration and accounting fees of $98,171.  The

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

Officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the year ended December 31, 2013, the Fund was allocated $10,129 of the Trust’s Chief Compliance Officer fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted at 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The 12b-1 Plan provides that the Fund’s Investor Class shares may pay a fee to the Distributor of up to 0.25% of the average daily net assets of the Investor Class to reimburse the Distributor for a portion of the costs incurred in distributing the Fund’s Investor Class shares.  For the year ended December 31, 2013, the Fund’s Investor Class shares incurred $6,470 in 12b-1 fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended December 31, 2013, were $6,076,873 and $8,662,441, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended December 31, 2013.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended December 31, 2013 and December 31, 2012 was as follows:

	2013	2012
Distributions paid from:
Ordinary income	$21,205	$79,069
Long-term capital gain*	$296,744	$—

*	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Continued)

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Cost of Investments	$9,416,097
Gross tax unrealized appreciation	2,977,688
Gross tax unrealized depreciation	(47,604)
Net tax unrealized appreciation	2,930,084
Undistributed ordinary income	102
Undistributed long-term capital gain	—
Total distributable earnings	102
Other accumulated gain/loss	(39,691)
Total accumulated earnings/losses	$2,890,495

Contravisory Strategic Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
Professionally Managed Portfolios and
Shareholders of Contravisory Strategic Equity Fund

We have audited the accompanying statement of assets and liabilities of the Contravisory Strategic Equity Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2013, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period then ended and for the period June 30, 2011 (commencement of operations) to December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Contravisory Strategic Equity Fund of December 31, 2013, the results of its operations for the year ended, the statement of changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period June 30, 2011 to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2014

Contravisory Strategic Equity Fund

EXPENSE EXAMPLE For the Six-Months Ended December 31, 2013 (Unaudited)

As a shareholder of the Contravisory Strategic Equity Fund (the “Fund”) you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 – December 31, 2013).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 60 days.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example.  The example includes, but is not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per

Contravisory Strategic Equity Fund

EXPENSE EXAMPLE For the Six-Months Ended December 31, 2013 (Unaudited) (Continued)

year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2013 –
Investor Class	July 1, 2013	December 31, 2013	December 31, 2013^
Actual	$1,000.00	$1,152.70	$6.78
Hypothetical (5% annual	$1,000.00	$1,018.90	$6.36
return before expenses)
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2013 –
Institutional Class	July 1, 2013	December 31, 2013	December 31, 2013^
Actual	$1,000.00	$1,154.50	$5.43
Hypothetical (5% annual	$1,000.00	$1,020.16	$5.09
return before expenses)

^
The calculations are based on expenses incurred during the most recent six-month period.  The annualized six-month expense ratios for the Contravisory Strategic Equity Fund Investor Class and Institutional Class were 1.25% and 1.00%, respectively.  The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

Contravisory Strategic Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 12 and 13, 2013, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for the Contravisory Strategic Equity Fund, a series of Professionally Managed Portfolios, with Contravisory Investment Management, Inc. (the “Advisor” or “Contravisory”).  At this meeting and at a prior meeting held on May 14 and 15, 2013, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Contravisory involved in the day-to-day activities of the Fund.  The Trustees also considered the resources and structure of Contravisory’s compliance procedures and the trading capability of Contravisory, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services are satisfactory.

2. The Fund’s historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.

Contravisory Strategic Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board noted that the Fund significantly outperformed its peer group median for the one-year time period.  The Board took into consideration the short period of time the Fund had been in operation.  The Board also considered the Fund’s slight underperformance compared to its similarly managed accounts for the one-year time period, but found the performance differences to be reasonable.

3. Costs of Services Provided and Profits Realized by Contravisory.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

The Board noted that Contravisory had contractually agreed to maintain an annual expense ratio of 1.50% and 1.25% for the Investor Class and Institutional Class shares, respectively, of average daily net assets.  The Trustees noted that both the Fund’s contractual advisory fee and net expense ratio were above those of its peer group median.  The Board concluded that, as the Fund was relatively new, the fees paid to the Advisor were not unreasonable.

The Board took into consideration the services the Advisor provided to its similarly managed institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the fees charged to the Fund were in line with the fees charged by the Advisor to its similarly managed institutional and separately managed account clients.

4. Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses, so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5. The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Trustees reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to Contravisory from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly the 12b-1 fees paid to the Advisor.

Contravisory Strategic Equity Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Contravisory Strategic Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office and	Occupation	Complex(2)	Directorships
Name, Age	with the	Length of	During	Overseen	Held During
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	1	Director, PNC
(born 1943)	and	Term;	Talon Industries,		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	Inc. (business consulting);
Fund Services, LLC		May	formerly, Executive
2020 E. Financial Way		1991.	Vice President and
Suite 100			Chief Operating Officer,
Glendora, CA 91741			Integrated Asset
Management (investment
advisor and manager) and
formerly, President, Value
Line, Inc. (investment
advisory and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The Univ. of
Fund Services, LLC		May	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way		1991.	(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Eric W. Falkeis(3)	Trustee	Indefinite	President and Chief	1	None.
(born 1973)		Term;	Operating Officer,
c/o U.S. Bancorp		Since	Direxion Funds since
Fund Services, LLC		September	2013; formerly, Senior
2020 E. Financial Way		2011.	Vice President, and
Suite 100			Chief Financial Officer
Glendora, CA 91741			(and other positions),
U.S. Bancorp Fund
Services, LLC,
(1997-2013).

Contravisory Strategic Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office and	Occupation	Complex(2)	Directorships
Name, Age	with the	Length of	During	Overseen	Held During
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Carl A. Froebel	Trustee	Indefinite	Formerly President	1	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers
Fund Services, LLC		May	President, Investment		Funds; Trustee,
2020 E. Financial Way		1991.	Company Administration,		Managers
Suite 100			LLC (mutual fund		AMG Funds,
Glendora, CA 91741			administrator).		Aston Funds;
Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

Contravisory Strategic Equity Fund

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position	Office and	Occupation	Complex(2)	Directorships
Name, Age	with the	Length of	During	Overseen	Held During
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April	LLC, since
615 East Michigan St.		2013.	April 2005.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Compliance
Fund Services, LLC		July	Officer, U.S.
615 East Michigan St.		2011.	Bancorp Fund
Milwaukee, WI 53202	Anti-	Indefinite	Services, LLC
	Money	Term;	since August 2004.
	Laundering	Since
	Officer	July
2011.
	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Contravisory Strategic Equity Fund

ADDITIONAL INFORMATION

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended December 31, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2013, was 100.00%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (855) 558-8818 or by accessing the Fund’s website at www.contravisoryfunds.com or the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (855) 558-8818 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (855) 558-8818.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family.  If you would like to discontinue householding for your accounts, please call toll-free (855) 558-8818 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

Contravisory Strategic Equity Fund

ADDITIONAL INFORMATION (Continued)

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 558-8818.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.contravisoryfunds.com.

Contravisory Strategic Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility and require third parties to treat your non-public information with the same high degree of confidentiality.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
CONTRAVISORY INVESTMENT MANAGEMENT, INC.
120 Longwater Drive, Suite 100
Norwell, MA  02061

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(855) 558-8818

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY  10022

Symbol
Investor Class – CSEFX
Institutional Class – CSSFX
CUSIP
Investor Class – 74316J730
Institutional Class – 74316J748

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Steven J. Paggioli and Eric W. Falkeis are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Contravisory Strategic Equity Fund
	FYE 12/31/13	FYE 12/31/12
Audit Fees	$19,500	$19,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/13	FYE 12/31/12
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

          Contravisory Strategic Equity Fund
Non-Audit Related Fees	FYE 12/31/13	FYE 12/31/12
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President

Date    March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President

Date    March 7, 2014

By (Signature and Title)* /s/ Eric C. VanAndel
  Eric C. VanAndel, Treasurer

Date    March 7, 2014

* Print the name and title of each signing officer under his or her signature.